Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental balance sheet information related to leases
As of December 31, 2021 and 2020, supplemental balance sheet information related to leases was as follows:

	December 31, 2021		December 31, 2020
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.0	15.3	8.3	15.5
Weighted average discount rate	3.5%	6.5%	6.6%	6.5%

Maturities of financing lease liabilities	As of December 31, 2021, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2022	$46,763	$12,361
2023	49,679	12,361
2024	46,725	12,361
2025	12,393	12,361
2026	6,850	12,361
Thereafter	30,824	185,843
Total lease payments	$193,234	$247,648
Less imputed interest	(19,639)	(107,185)
Present value of lease liabilities	$173,595	$140,463

Maturities of operating lease liabilities	As of December 31, 2021, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2022	$46,763	$12,361
2023	49,679	12,361
2024	46,725	12,361
2025	12,393	12,361
2026	6,850	12,361
Thereafter	30,824	185,843
Total lease payments	$193,234	$247,648
Less imputed interest	(19,639)	(107,185)
Present value of lease liabilities	$173,595	$140,463